Revenue - Schedule of Accrued Warranty Liability (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance as of January 1	$ 910	$ 406
Accrual for warranties issued	415	919
Warranty charges	(316)	(415)
Balance as of December 31	$ 1,009	$ 910